| AGFiQ Equal Weighted Value Factor Fund
AGFiQ Equal Weighted Value Factor Fund
Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones Relative Value Index.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses	AGFiQ Equal Weighted Value Factor Fund
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.68%	[2]
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%
[1]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund's investment adviser, FFCM LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2018 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses) ("Operating Expenses") of the Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of the Fund's average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior Expense Cap cannot cause the Fund's Operating Expenses to exceed the lower of 0.65% of the Fund's average net assets and the annual rate of daily net assets for the Fund under the terms of the prior Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS
| | AGFiQ Equal Weighted Value Factor Fund | USD ($)	66	268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones Relative Value Index (the “Target Relative Value Index”) by investing at least 80% of its total assets in common stocks in the Target Relative Value Index.

The universe for the Target Relative Value Index is the top 1000 eligible securities, including real estate investment trusts (“REITs”), by market capitalization in Dow Jones's U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of ten sectors. The Target Relative Value Index identifies the 20% of securities with the highest value ranking within each sector as equal-weighted components of the index. A stock's value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last 12 months to price; and most recent book value to price. Thus, less expensive (or “cheap”) stocks with below average valuations within each sector receive higher rankings.

Although the Fund will seek to invest in all of the positions that comprise the Target Relative Value Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Relative Value Index. A sampling strategy involves investing in a representative sample of the positions in the Target Relative Value Index that, collectively, have an investment profile correlated with the Target Relative Value Index. In either case, the weightings of the positions in the Fund's portfolio may differ from their weightings in the Target Relative Value Index.

The Fund may invest up to 20% of its total assets in instruments other than the positions in the Target Relative Value Index that the Adviser believes will help the Fund track its Target Relative Value Index. Such instruments, if used, may include common stocks not in the Target Relative Value Index, derivatives, including swap agreements based on the Target Relative Value Index and futures contracts on equity indexes, and money market instruments.

The Target Relative Value Index is reconstituted and rebalanced monthly. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Relative Value Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program.

Value Factor Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Relative Value Index is concentrated in a particular industry, the Fund also is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Relative Value Index. As a result, the Fund expects to hold constituent securities of the Target Relative Value Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund's investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Relative Value Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Relative Value Index. If the Fund is small, it may experience greater tracking error.

Performance Information

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.AGFiQ.com.